Concentrations (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Concentration of Accounts Receivable and Sales

At December 31, 2017 and December 31, 2016, the Company had concentrations of accounts receivable of:

Customer	December 31, 2017	December 31, 2016
Tweed, Inc.	0%	100%

For the years ended December 31, 2017 and December 31, 2017, the Company had a concentration of sales of:

	2017		2016
Customer	Revenue ($)	Percentage	Revenue ($)	Percentage
Tweed (Canopy Growth Corporation)	$—	—%	$80,620	50%
ER Michigan (Michigan State University)	$—	—%	$28,385	18%
Urbanika Farms	$—	—%	$27,600	17%
University of Arizona CEAC	$—	—%	$18,626	11%
GSS Colorado	$—	—%	$5,000	2%
PH Research Platform	$—	—%	$3,765	2%
Total	$—	—%	$163,996	100%